UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SEMI-ANNUAL REPORT

September 30, 2011

(UNAUDITED)

Philadelphia Investment Partners New Generation Fund
Portfolio Illustration
September 30, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.
The underlying securities are represented as a percentage of the portfolio of investments.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 51.50%

Asset Management - 2.02%
6,250	The Blackstone Group	$ 74,875

Biotechnology - 0.63%
600	Gilead Sciences, Inc. *	23,280

Broadcasting-Radio - 1.61%
39,500	Sirius XM Radio, Inc. *	59,645

CATV Systems - 1.86%
1,100	Time Warner Cable, Inc.	68,937

Chemicals - Major Diversified - 1.72%
1,600	E. I. du Pont de Nemours and Co.	63,952

Cigarettes - 2.35%
1,400	Philip Morris International, Inc.	87,332

Communication Equipment - 2.25%
2,450	Harris Corp.	83,716

Copper - 1.97%
2,400	Free-McMoRan Copper & Gold, Inc.	73,080

Data Storage Devices - 2.05%
7,500	STEC, Inc. *	76,125

Department Stores - 1.64%
1,100	The TJX Companies, Inc.	61,017

Diversified Computer Systems - 1.88%
400	International Business Machines Corp.	69,948

Diversified Investments - 3.26%
3,175	NYSE Euronext, Inc.	73,787
500	The Goldman Sachs Group, Inc.	47,275
		121,062
Drug Manufacturers-Major - 1.52%
1,100	Abbott Laboratories	56,254

Farm & Construction Machinery - 1.69%
850	Caterpillar, Inc.	62,764

Farm Machinery & Equipment - 1.93%
1,150	Joy Global, Inc.	71,737

General Entertainment - 1.76%
145	Priceline.com Inc. *	65,172

Industrial Electrical Equipment - 1.08%
1,000	Littelfuse, Inc.	40,210

Industrial Metals & Minerals - 0.96%
7,000	Rare Element Resources Ltd. *	35,560

Internet Information Providers - 1.60%
115	Google Inc. *	59,230

Management Services - 1.92%
1,350	Accenture PLC *	71,118

Money Center Banks - 1.42%
1,750	JP Morgan Chase & Co.	52,710

Mortgage Investment - 1.63%
1,350	American Express Co.	60,615

Networking & Communication Devices - 1.46%
3,500	Cisco Systems, Inc.	54,250

Oil & Gas Refining & Marketing. - 2.01%
2,850	HollyFrontier Corp.	74,727

Packaging & Containers - 0.09%
100	SodaStream International Ltd. *	3,305

Personal Computers - 2.16%
210	Apple Inc. *	80,077

Regional - Mid-Atlantic Banks - 0.78%
4,750	Bank of America Corp.	29,070

Semiconductor-Integrated Circuits - 0.84%
32,700	Satcon Technology Corp. *	31,065

Specialty Retail, Other - 1.71%
2,300	Sotheby's	63,411

Sporting Goods - 1.92%
2,750	Sturm, Ruger & Co., Inc.	71,445

Telecom Services-Domestic - 1.78%
2,000	CenturyLink, Inc.	66,240

TOTAL FOR COMMON STOCK (Cost $2,156,427 ) - 51.50%		$ 1,911,929

EXCHANGE TRADED FUNDS - 6.82%
325	SPDR Gold Shares *	51,369
1,275	iPath MSCI India Index ETN *	68,633
1,300	iShares MSCI Brazil Index	67,613
2,600	Market Vectors TR Russia ETF *	65,780

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $295,974) - 6.82%		253,395

PUT OPTIONS - 2.07% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Abbott Laboratories
1,000	October 2011 Put @ $49.00	880

	CenturyLink, Inc.
1,600	October 2011 Put @ $32.00	1,040

	E. I. du Pont de Nemours and Co.
1,200	October 2011 Put @ $41.00	2,724

	iShares MSCI Brazil Index
1,000	October 2011 Put @ $52.00	2,910

	Freeport-McMoRan Copper & Gold Inc.
2,000	October 2011 Put @ $30.00	4,500

	Gilead Sciences Inc.
1,200	October 2011 Put @ $36.00	768

	SPDR Gold Shares
200	October 2011 Put @ $150.00	446

	Google Inc.
100	October 2011 Put @ $510.00	2,317

	Apple Inc.
200	October 2011 Put @ $370.00	2,620

	The Goldman Sachs Group, Inc.
500	October 2011 Put @ $90.00	2,175

	HollyFrontier Corp.
800	October 2011 Put @ $25.00	1,080

	HollyFrontier Corp.
2,000	October 2011 Put @ $27.50	5,200

	Harris Corp.
1,500	October 2011 Put @ $35.00	2,850

	International Business Machines Corp.
400	October 2011 Put @ $160.00	960

	American Express Co.
1,000	October 2011 Put @ $46.00	2,830

	iPath MSCI India Index ETN
1,000	October 2011 Put @ $52.00	600

	Bank of America Corp.
6,000	October 2011 Put @ $5.00	1,080

	Joy Global, Inc.
1,000	October 2011 Put @ $60.00	3,250

	JPMorgan Chase & Co.
1,400	October 2011 Put @ $28.00	1,456

	Sotheby's
1,000	October 2011 Put @ $30.00	3,000

	NYSE Euronext, Inc.
2,200	October 2011 Put @ $24.00	3,036

	Priceline.com Inc.
100	October 2011 Put @ $460.00	2,820

	Philip Morris International, Inc.
1,400	October 2011 Put @ $62.50	2,814

	The Blackstone Group
4,000	October 2011 Put @ $12.00	3,000

	Sturm, Ruger & Co., Inc.
2,600	October 2011 Put @ $30.00	8,840

	Market Vectors Russia ETF
1,900	October 2011 Put @ $26.00	3,230

	SIRIUS XM Radio Inc.
10,000	October 2011 Put @ $1.50	1,100

	Caterpillar Inc.
800	October 2011 Put @ $75.00	4,000

	STEC, Inc
3,000	October 2011 Put @ $9.00	600

	The TJX Companies, Inc.
1,000	October 2011 Put @ $60.00	550

	The TJX Companies, Inc.
1,000	October 2011 Put @ $55.00	2,000

	Time Warner Cable Inc.
1,000	October 2011 Put @ $60.00	1,500

	Cisco Systems, Inc.
2,800	October 2011 Put @ $14.00	588

	Total (Premiums Paid $78,691) - 2.07%	76,764

CALL OPTIONS - 1.39% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	CenturyLink, Inc.
1,000	October 2011 Call @ $34.00	650

	E. I. du Pont de Nemours and Co.
1,000	October 2011 Call @ $44.00	420

	Accenture PLC
1,000	October 2011 Call @ $52.50	2,550

	Accenture PLC
1,100	October 2011 Call @ $49.00	1,243

	iShares MSCI Hong Kong Index
2,500	October 2011 Call @ $17.00	0

	iShares MSCI Italy Index
1,200	October 2011 Call @ $12.00	780

	iShares MSCI Brazil Index
500	October 2011 Call @ $57.00	395

	Freeport-McMoRan Copper & Gold Inc.
1,000	October 2011 Call @ $35.00	780

	iShares FTSE China 25 Index Fund
1,000	October 2011 Call @ $33.00	750

	iShares FTSE China 25 Index Fund
500	October 2011 Call @ $34.00	245

	Gilead Sciences Inc.
1,000	October 2011 Call @ $39.00	1,490

	SPDR Gold Shares
100	October 2011 Call @ $160.00	430

	Google Inc.
500	October 2011 Call @ $540.00	7,500

	The Goldman Sachs Group, Inc.
1,000	October 2011 Call @ $100.00	3,450

	American Express Co.
1,000	October 2011 Call @ $50.00	400

	HollyFrontier Corp.
1,500	October 2011 Call @ $31.00	600

	HollyFrontier Corp.
4,000	October 2011 Call @ $37.50	0

	Harris Corp.
1,500	October 2011 Call @ $40.00	225

	International Business Machines Corp.
500	October 2011 Call @ $170.00	4,900

	iShares S&P SmallCap 600 Index
1,000	October 2011 Call @ $60.00	1,900

	iShares S&P SmallCap 600 Growth
1,500	October 2011 Call @ $70.00	0

	iPath MSCI India Index ETN
500	October 2011 Call @ $56.00	150

	Bank of America Corp.
1,000	October 2011 Call @ $7.00	160

	iShares S&P 500 Value Index
900	October 2011 Call @ $55.00	360

	iShares S&P 500 Growth Index
800	October 2011 Call @ $65.00	0

	Joy Global, Inc.
800	October 2011 Call @ $70.00	1,208

	Apple Inc.
200	October 2011 Call @ $440.00	464

	JPMorgan Chase & Co.
1,000	October 2011 Call @ $30.00	1,810

	Sotheby's
1,000	October 2011 Call @ $35.00	350

	NYSE Euronext, Inc.
1,000	October 2011 Call @ $26.00	300

	The Blackstone Group
4,000	October 2011 Call @ $13.00	1,600

	Priceline.com Inc.
500	October 2011 Call @ $495.00	3,600

	Philip Morris International, Inc.
1,000	October 2011 Call @ $65.00	850

	Sturm, Ruger & Co., Inc.
1,000	October 2011 Call @ $35.00	0

	Abbott Laboratories
1,000	October 2011 Call @ $52.50	650

	Market Vectors Russia ETF
1,000	October 2011 Call @ $28.00	570

	Caterpillar Inc.
800	October 2011 Call @ $82.50	744

	SIRIUS XM Radio Inc.
30,000	October 2011 Call @ $1.50	3,600

	STEC, Inc
1,000	October 2011 Call @ $10.00	700

	Cisco Systems, Inc.
2,000	October 2011 Call @ $16.00	760

	Time Warner Cable Inc.
1,000	October 2011 Call @ $65.00	1,650

	Vanguard Small Cap Value ETF
1,000	October 2011 Call @ $60.00	450

	Vanguard MSCI Europe ETF
1,000	October 2011 Call @ $41.00	1,050

	Industrial Select Sector SPDR
1,500	October 2011 Call @ $31.00	780

	Consumer Staples Select Sector SPDR
1,500	October 2011 Call @ $31.00	315

	Consumer Discret Select Sector SPDR
1,200	October 2011 Call @ $37.00	756

	Total (Premiums Paid $94,458) - 1.39%	51,585

SHORT TERM INVESTMENTS - 42.71%
1,585,614	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $1,585,614)	1,585,614

TOTAL INVESTMENTS (Cost $4,211,164) - 104.49%		$ 3,879,287

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.49)%		(166,839)

NET ASSETS - 100.00%		$ 3,712,448

* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2011.
The accompanying notes are an integral part of these financial statements.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	September 30, 2011 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS *
1,300	Consumer Discret Select Sector SPDR	$ 45,318
1,750	Consumer Staples Select Sector SPDR	51,905
1,700	Industrial Select Sector SPDR	49,674
4,250	iShares MSCI Hong Kong Index	60,902
1,500	iShares FTSE China 25 Index Fund	46,245
1,150	iShares S&P 500 Growth Index	70,426
1,500	iShares S&P 500 Value Index	77,370
1,200	iShares S&P SmallCap 600 Index	70,248
1,150	iShares S&P SmallCap 600 Growth	74,129
1,750	Vanguard MSCI Europe ETF	71,155
1,000	Vanguard Small Capt Value ETF	55,580

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $718,958)		$ 672,952

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
September 30, 2011 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Apple Inc.
October 2011 Call @ $460.00	200	$ 208

E. I. du Pont de Nemours and Co.
October 2011 Call @ $50.00	800	32

Accenture PLC
October 2011 Call @ $60.00	800	80

iShares MSCI Brazil Index
October 2011 Call @ $65.00	500	20

Freeport-McMoRan Copper & Gold Inc.
October 2011 Call @ $39.00	500	140

iShares FTSE China 25 Index Fund
October 2011 Call @ $35.00	500	125

Amazon.com Inc.
October 2011 Call @ $265.00	500	200

SPDR Gold Shares
October 2011 Call @ $168.00	200	340

Google Inc.
October 2011 Call @ $605.00	500	1,155

The Goldman Sachs Group, Inc.
October 2011 Call @ $105.00	500	895

HollyFrontier Corp.
October 2011 Call @ $32.50	1,000	200

American Express Co.
October 2011 Call @ $52.50	800	96

International Business Machines Corp.
October 2011 Call @ $190.00	300	354

iPath MSCI India Index ETN
October 2011 Call @ $64.00	1,000	1,350

Joy Global, Inc.
October 2011 Call @ $72.50	500	510

JPMorgan Chase & Co.
October 2011 Call @ $36.00	700	70

Sotheby's
October 2011 Call @ $40.00	1,000	100

NYSE Euronext, Inc.
October 2011 Call @ $29.00	500	95

Priceline.com Inc.
October 2011 Call @ $520.00	500	1,600

The Blackstone Group
October 2011 Call @ $14.00	4,000	600

Rare Element Resources Ltd.
October 2011 Call @ $8.00	4,000	200

Caterpillar Inc.
October 2011 Call @ $85.00	400	224

Time Warner Cable Inc.
October 2011 Call @ $70.00	500	140

Total (Premiums Received $19,030)		$ 8,734

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

E. I. du Pont de Nemours and Co.
October 2011 Put @ $38.00	800	888

iShares MSCI Brazil Index
October 2011 Put @ $48.00	800	1,168

Accenture PLC
October 2011 Put @ $47.00	800	448

Freeport-McMoRan Copper & Gold Inc.
October 2011 Put @ $25.00	1,000	700

Gilead Sciences Inc.
October 2011 Put @ $35.00	600	252

Amazon.com Inc.
October 2011 Put @ $195.00	500	2,300

Google Inc.
October 2011 Put @ $485.00	100	1,358

The Goldman Sachs Group, Inc.
October 2011 Put @ $80.00	1,000	2,140

HollyFrontier Corp.
October 2011 Put @ $23.00	1,500	1,275

American Express Co.
October 2011 Put @ $42.00	800	920

International Business Machines Corp.
October 2011 Put @ $155.00	200	304

Apple Inc.
October 2011 Put @ $380.00	200	3,500

iPath MSCI India Index ETN
October 2011 Put @ $48.00	1,000	1,750

Bank of America Corp.
October 2011 Put @ $4.00	2,000	160

Joy Global, Inc.
October 2011 Put @ $55.00	500	800

JPMorgan Chase & Co.
October 2011 Put @ $25.00	1,000	520

NYSE Euronext, Inc.
October 2011 Put @ $22.00	2,000	1,220

Priceline.com Inc.
October 2011 Put @ $430.00	100	1,540

Philip Morris International, Inc.
October 2011 Put @ $60.00	500	575

The Blackstone Group
October 2011 Put @ $11.00	3,000	1,230

Rare Element Resources Ltd.
October 2011 Put @ $7.00	3,000	6,750

Market Vectors Russia ETF
October 2011 Put @ $24.00	1,500	1,275

Caterpillar Inc.
October 2011 Put @ $70.00	600	1,710

Abbott Laboratories
October 2011 Put @ $46.00	700	189

The TJX Companies, Inc.
October 2011 Put @ $50.00	500	250

Cisco Systems, Inc.
October 2011 Put @ $15.00	1,400	644

Total (Premiums Received $22,288)		$ 33,866

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

TRANSFER TO NOTES: (not to be used as part of the Schedule)

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 1,911,929	-	-	$ 1,911,929
Exchange Traded Funds	$ 253,395	-	-	$ 253,395
Put Options	$ 76,764	-	-	$ 76,764
Call Options	$ 51,585	-	-	$ 51,585
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	$ 1,585,614	-	-	$ 1,585,614

Total	$ 3,879,287	-	-	$ 3,879,287

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (672,952)	-	-	$ (672,952)
Put Options	$ (33,866)	-	-	$ (33,866)
Call Options	$ (8,734)	-	-	$ (8,734)

Total	$ (715,552)	-	-	$ (715,552)

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
September 30, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,211,164)	$ 3,879,287
Cash	482,877
Receivables:
Due from Adviser	40,835
Dividends and Interest	831
Due from Securities Sold	195,147
Prepaid Expenses	30,690
Total Assets	4,629,667
Liabilities:
Covered Options Written, at Value (Premium Received $41,318)	42,600
Securities Sold Short, at Value (Proceeds $718,958)	672,952
Payables:
Accrued Expenses	9,288
Securities Purchased	192,379
Total Liabilities	917,219
Net Assets	$ 3,712,448

Net Assets Consist of:
Paid In Capital	$ 4,040,805
Accumulated Undistributed Net Investment Loss	(7,395)
Accumulated Undistributed Realized Loss on Investments	(33,809)
Unrealized Depreciation in Value of Investments	(287,153)
Net Assets, for 276,063 Shares Outstanding	$ 3,712,448

Net Asset Value and Redemption Price Per Share	$ 13.45

Maximum Offering Price Per Share ($13.45 / 0.9525)	$ 14.12

Short-Term Redemption Price Per Share ($13.45 x 0.98) *	$ 13.18

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund Statement of Operations For the Period June 7, 2011, (Commencement of Operations) through September 30, 2011 (Unaudited)

Investment Income:
Dividends	$ 5,488
Interest	60
Total Investment Income	5,548

Expenses:
Advisory Fees (Note 4)	8,041
Transfer Agent & Accounting Fees	3,146
Service Fees	1,349
Legal Fees	39,027
Miscellaneous Fees	1,368
Custodial Fees	2,883
Offering Fees	3,150
Printing and Mailing	612
Interest Expense	500
Dividend Expense	1,743
Total Expenses	61,819
Fees Waived and Reimbursed by the Advisor (Note 4)	(48,876)
Net Expenses	12,943

Net Investment Loss	(7,395)

Realized and Unrealized Gain (Loss) on:
Investments	(18,208)
Options	(17,850)
Securities Sold Short	2,249
Realized Loss on Investments, Options and Securities Sold Short	(33,809)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(331,877)
Options	(1,282)
Securities Sold Short	46,006
Net Decrease in Unrealized Depreciation	(287,153)

Net Realized and Unrealized Loss on Investments	(320,962)

Net Decrease in Net Assets Resulting from Operations	$ (328,357)

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
9/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (7,395)
Net Realized Loss on Investments	(18,208)
Net Realized Loss on Options Written	(17,850)
Net Realized Gain on Securities Sold Short	2,249
Unrealized Depreciation on Investments	(331,877)
Unrealized Depreciation on Options Written	(1,282)
Unrealized Appreciation on Securities Sold Short	46,006
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,357)

Capital Share Transactions (Note 6)	3,940,805

Total Increase in Net Assets	3,612,448

Net Assets:
Beginning of Period	100,000

End of Period (including accumulated undistributed net investment income of $0)	$ 3,712,448

* The Fund commenced operations on June 7, 2011.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	9/30/2011

Net Asset Value, at Beginning of Period	$ 15.00

Income From Investment Operations:
Net Investment Loss *	(0.06)
Net Gain/(Loss) on Securities (Realized and Unrealized)	(1.49)
Total from Investment Operations	(1.55)

Net Asset Value, at End of Period	$ 13.45

Total Return ** (b)	(10.33)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,712
Before Waiver
Ratio of Expenses to Average Net Assets	11.28%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	10.87%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short	0.41%	***
Ratio of Net Investment Loss to Average Net Assets	(10.27)%	***
After Waiver
Ratio of Expenses to Average Net Assets	2.37%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(1.35)%	***
Portfolio Turnover	118.05%

(a) The Fund commenced operations on June 7, 2011.
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Board of Trustees (the “Board”) is authorized to engage an investment adviser and it has selected Philadelphia Investment Partners, LLC (the “Investment Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Adviser is a New Jersey limited liability company that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Adviser provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, the Trust’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust enters into contracts with service providers, which also provide for indemnifications by the Trust. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Security Valuation- The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board of Trustees and under the ultimate oversight of the Board of Trustees, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of September 30, 2011.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.    The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was no redemption fees collected for the Fund during the period ended September 30, 2011.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended September 30, 2011, related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ending September 30, 2011, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Organization and Offering Costs- Organizational expenses and offering costs relating to the Trust and the Fund have been incurred. Expenses incurred by the Trust and the Fund in connection with their organization were expensed as incurred. Offering costs are accounted for as a deferred cost and will be amortized on a straight-line basis over a twelve month period.

Subsequent events- Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2011:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 1,911,929	-	-	$ 1,911,929
Exchange Traded Funds	$ 253,395	-	-	$ 253,395
Put Options	$ 76,764	-	-	$ 76,764
Call Options	$ 51,585	-	-	$ 51,585
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	$ 1,585,614	-	-	$ 1,585,614

Total	$ 3,879,287	-	-	$ 3,879,287

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (672,952)	-	-	$ (672,952)
Put Options	$ (33,866)	-	-	$ (33,866)
Call Options	$ (8,734)	-	-	$ (8,734)

Total	$ (715,552)	-	-	$ (715,552)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the period ended September 30, 2011. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Investment Adviser to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Investment Adviser an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Investment Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Adviser has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending one (1) year after the effective date of the Fund’s registration statement on Form N-1A (i.e., until June 7, 2012). To the extent that the Investment Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Investment Adviser is subject to approval by the Board. This expense limitation agreement may be terminated prior to June 7, 2012 only with the consent of the Board. For the period of June 7, 2011, through September 30, 2011, the Investment Adviser earned advisory fees of $8,041, and waived $48,876.  As of September 30, 2011, the Investment Adviser owed the Fund $40,835.  As of September 30, 2011, the unreimbursed amount paid or reduced by the Investment Adviser on behalf of the Fund is $48,876.

NOTE 5. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan under which the Fund pays third party intermediaries and the Investment Adviser for the provision of certain shareholder services to holders of shares of the Fund a fee at the annual rate of 0.25% of the value of the average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, as amended, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the period of June 30, 2011, through September 30, 2011, the third party intermediaries and the Investment Adviser earned servicing fees of $1,349.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at September 30, 2011 was $4,040,805 representing 276,063 shares outstanding.

Transactions in capital stock were as follows:

June 7, 2011 (commencement of operations) Through September 30, 2011
	Shares	Amount
Shares sold	276,097	$ 4,041,306
Shares reinvested	-	-
Shares redeemed	(34)	(501)
Net Increase (Decrease)	276,063	$ 4,040,805

NOTE 7. OPTIONS

Transactions in written options during the period of June 7, 2011, through September 30, 2011 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 7, 2011	-	$ -
Options written	803	90,192
Options exercised	-	-
Options expired	(90)	(6,439)
Options terminated in closing purchase transaction	(250)	(42,435)
Options outstanding at September 30, 2011	463	$ 41,318

Transactions in purchased options during the period of June 7, 2011, through September 30, 2011 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 7, 2011	-	$ -
Options purchased	2,399	415,669
Options exercised	-	-
Options expired	(80)	(5,623)
Options terminated in closing sale transaction	(939)	(236,897)
Options outstanding at September 30, 2011	1,380	$ 173,149

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options written

 ($42,600)

    Asset

Derivatives

Investments in Securities                   $128,349

Realized and unrealized gains and losses on derivatives contracts entered into during the period June 7, 2011 (commencement of operations), through September 30, 2011 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Loss on Options	($17,850)	Change in Unrealized Appreciation/(Depreciation) on Options	($1,282)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 8. INVESTMENT TRANSACTIONS

For the period June 7, 2011 (commencement of operations), through September 30, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $2,633,000 and $124,303, respectively. Purchases and sales of securities sold short aggregated $16,388 and $737,595, respectively.

NOTE 9. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2011, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 97.59% of the Fund and may be deemed to control the Fund.

NOTE 10. NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Philadelphia Investment Partners New Generation Fund
Expense Illustration
September 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund, (the “Fund”) you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 7, 2011 (commencement of operations) through September 30, 2011, and the six month period April 1, 2011 through September 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 7, 2011	September 30, 2011	June 7,2011 to September 30,2011

Actual	$1,000.00	$896.67	$5.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.66	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2011	September 30, 2011	April 1,2011 to September 30,2011

Actual	$1,000.00	$896.67	$9.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.24	$9.90

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2011 (UNAUDITED)

The following table provides information regarding each Trustee and Officer of the Trust. The mailing address for each Trustee and Officer is c/o the Trust, 1233 Haddonfield-Berlin Road, Suite #7, Voorhees, NJ  08043.

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Interested Trustees:

Peter C. Zeuli Age: 41	Chairman of the Board, Trustee, President, Chief Financial Officer and Chief Compliance Officer	2010	President and Founder of the Investment Adviser, 2000 to Present.	1	None

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Independent Trustees:

Salvatore M. Cutrona, Sr. Age: 59	Trustee	2010	Trustee, Cutrona Family Foundation (a private family trust), 2003 to Present; prior thereto, Managing Partner, Accenture LTD. (a global management consulting company), 1970 to 2003.	1	None

Ronald H. Shear Age: 67	Trustee	2010	Chairman, G-2 Trading, LLC (a registered broker-dealer), September 2009 to Present; prior thereto, Affiliate, Campo Investment Partners, L.P. (a hedge fund), July 2007 to Present; Independent Trader, January 2007 to July 2007; Founder, Carlin Financial Group (a registered broker-dealer, 1991-2007.	1	None

Eric J. Weinberg Age: 39	Trustee	2010	CFO, Guggenheim Venture Fund (a venture capital fund), 2008 to Present; prior there, Founder, Homeland Solutions, LLC (a management consulting and training company), 2003 to 2008; Co-Founder, Hill Solutions, LLC (a full service government relations lobbying firm), 1995 to 2005.	1	None

John D. Zook Age: 59	Trustee	2010	Founder and Managing Director, Zook Dinon, PA (certified public accountants), 1979 to Present; Faculty Member, Accounting Department, LaSalle University, 1979 to Present	1	None

* Board members are elected for an indefinite term. Each Trustee holds office until next annual meeting of shareholders at which Trustees are elected following his or her election or appointment, and until his or her successor has been elected and qualified.

** Currently, there is only one portfolio and no fund complex.

*** Includes directorship of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. “public companies”), or other investment companies registered under the 1940 Act.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-686-2729 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – Philadelphia Investment Partners, LLC (the “Investment Adviser”) serves as the investment adviser to Philadelphia Investment Partners New Generation Fund (the “Fund”).  At the Organizational Meeting of the Board of Trustees held on October 21, 2010, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), approved an Investment Advisory Agreement between Philadelphia Investment Partners New Generation Fund (the “Trust”) or behalf of the Fund and the Investment Adviser.

Prior to the Organizational Meeting, the Board received and reviewed certain materials concerning the approval of the proposed Investment Advisory Agreement.  The materials included:  (i) a memorandum prepared by counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the approval of the Investment Advisory Agreement; (ii) the Investment Adviser’s responses to a questionnaire concerning the Investment Adviser, its business and services, information concerning other similarly managed accounts, and information concerning employees at the Investment Adviser who would work on the Fund, including Peter C. Zeuli, the owner of the Investment Adviser who would serve as the Portfolio Manager to the Fund; (iii) information concerning the proposed investment advisory fee; (iv) information concerning other fees that could possibly be earned by the Investment Adviser with respect to its relationship with the Fund, such as shareholder servicing fees; (v) information concerning investment advisory fees and total operating expenses paid by other, similar mutual funds in comparison to the Fund’s proposed fee structure; (vi) the Investment Adviser’s Form ADV; (vii) a copy of the proposed Investment Advisory Agreement; (viii) a copy of a proposed Expense Limitation Agreement; (ix) the Investment Adviser’s code of ethics; and (x) the Investment Adviser’s compliance procedures.

The Board of Trustees decided to approve the Investment Advisory Agreement for an initial two year period based upon their evaluation of:  (i) the nature, extent and quality of the services expected to be provided, determining that the Investment Adviser had such capabilities; (ii) the experience and qualification of the persons at the Investment Adviser providing investment advisory and administrative services to the Fund, especially Mr. Zeuli’s background and experience; (iii) the proposed fee structure, the existence of the proposed expense limitation agreement, and the Fund’s expense ratio in relation to those of other investment companies having comparable investment policies and limitations, noting the Investment Adviser’s commitment to cap expenses below 2.00%; and (iv) the Investment Adviser’s entrepreneurial risk in organizing the Fund and bearing certain costs until the Fund’s assets increased.

In voting to approve the Investment Advisory Agreement, the Board considered all relevant factors and the information presented to the Board by the Investment Adviser.  It was noted that during the Board’s consideration of the factors listed above, different Trustees gave different weight to different items.  The Board determined that they had received adequate information and were able to conclude that the approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.  As a result, the Board, including a majority of the Independent Trustees, approved the Investment Advisory Agreement.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 W. Nationwide Blvd., Suite 500

Columbus, OH  43215

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.   Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 12, 2011

* Print the name and title of each signing officer under his or her signature.